Post-Employment and Other Long-Term Employees Benefits (Tables)	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
Changes in Benefit Obligation and Plan Assets

The changes in benefit obligation and plan assets were as follows:

	Pension Benefits		Other Long-Term Benefits
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
Change in benefit obligation:

Benefit obligation at beginning of year	936	825	65	52
Service cost	27	27	4	3
Interest cost	24	23	1	2
Employee contributions	3	4	—	—
Plan amendments	1	—	—	—
Benefits paid	(20)	(16)	(3)	(2)
Effect of curtailment	(1)	—	—	—
Effect of settlement	(4)	(10)	—	—
Actuarial (gain) loss	(29)	25	1	3
Foreign currency translation adjustment	(26)	58	(4)	7

Benefit obligation at end of year	911	936	64	65

Change in plan assets:

Plan assets at fair value at beginning of year	552	477	—	—
Actual return on plan assets	(28)	40	—	—
Employer contributions	26	27	—	—
Employee contributions	3	4	—	—
Benefits paid	(10)	(7)	—	—
Effect of settlement	(4)	(10)	—	—
Foreign currency translation adjustments	(12)	21	—	—

Plan assets at fair value at end of year	527	552	—	—

Funded status	(384)	(384)	(64)	(65)

Net amount recognized in the balance sheet consisted of the following:

	Pension Benefits		Other Long-Term Benefits
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
Non-current assets	4	1	—	—
Current liabilities	(12)	(9)	(5)	(4)
Long-term liabilities	(376)	(376)	(59)	(61)

Net amount recognized	(384)	(384)	(64)	(65)

Accumulated Other Comprehensive Income (Loss) Before Tax Effects

The components of accumulated other comprehensive loss (income) before tax effects were as follows:

	Actuarial (gains)/losses	Prior service cost	Total
Accumulated other comprehensive loss as at December 31, 2016	139	2	141
Net amount generated/arising in current year	6	—	6
Amortization	(10)	—	(10)
Foreign currency translation adjustment	9	—	9

Accumulated other comprehensive loss as at December 31, 2017	144	2	146

Net amount generated/arising in current year	22	2	24
Amortization	(10)	(1)	(11)
Foreign currency translation adjustment	(4)	—	(4)

Accumulated other comprehensive loss as at December 31, 2018	152	3	155

Schedule of Accumulated Benefit Obligations

The accumulated benefit obligations were as follows:

	Pension Benefits		Other Long-Term Benefits
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
Accumulated benefit obligations	804	828	54	53

Components of Net Periodic Benefit Cost

The components of the net periodic benefit cost included the following:

	Pension Benefits			Other Long-term Benefits
	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
Service cost	27	27	27	4	3	3
Interest cost	24	23	25	1	2	2
Expected return on plan assets	(23)	(21)	(20)	—	—	—
Amortization of actuarial net loss (gain)	8	9	8	1	3	—
Amortization of prior service cost	1	—	1	—	—	—
Effect of settlement	—	1	—	—	—	—
Effect of curtailment	1	—	—	—	—	(1)

Net periodic benefit cost	38	39	41	6	8	4

Weighted Average Assumptions Used in Determination of Benefit Obligation and Plan Assets

The weighted average assumptions used in the determination of the benefit obligation and the plan assets for the pension plans and the other long-term benefits were as follows:

Assumptions	2018	2017
Discount rate	2.75%	2.54%
Salary increase rate	2.32%	2.37%
Expected long-term rate of return on funds for the pension expense of the following year	4.16%	4.23%

The weighted average assumptions used in the determination of the net periodic benefit cost for the pension plans and the other long-term benefits were as follows:

Assumptions	2018	2017	2016
Discount rate	2.54%	2.57%	3.19%
Salary increase rate	2.37%	2.74%	3.07%
Expected long-term rate of return on funds for the pension expense of the year	4.23%	4.24%	4.44%

Pension Plan Asset Allocation

The Company’s pension plan asset allocation at December 31, 2018 and at December 31, 2017 is as follows:

	Percentage of Plan Assets at December
Asset Category	2018	2017
Cash and cash equivalents	2%	3%
Equity securities	27%	30%
Government debt securities	3%	3%
Corporate debt securities	26%	26%
Investments in funds(a)	17%	17%
Real estate	3%	2%
Other (mainly insurance assets — contracts and reserves)	22%	19%

Total	100%	100%

(a)

Investment in funds are composed approximately for two thirds of commingled funds mainly invested in corporate bonds (55%) and treasury bonds and notes (45%) and for one third of multi-strategy funds invested in broadly diversified portfolios of corporate and government bonds, equity and derivative instruments.

Pension Plan Asset Allocation Including Fair-Value Measurements

The Company’s detailed pension plan asset allocation including the fair-value measurements of those plan assets as at December 31, 2018 is as follows:

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	11	11	—	—
Equity securities	145	1	144	—
Government debt securities	16	15	1	—
Corporate debt securities	134	1	133	—
Investment funds	90	4	86	—
Real estate	14	—	14	—
Other (mainly insurance assets — contracts and reserves)	117	—	—	117

TOTAL	527	32	378	117

The Company’s detailed pension plan asset allocation including the fair-value measurements of those plan assets as at December 31, 2017 is as follows:

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	14	14	—	—
Equity securities	167	8	159	—
Government debt securities	18	17	1	—
Corporate debt securities	141	5	136	—
Investment funds	93	2	91	—
Real estate	12	—	12	—
Other (mainly insurance assets — contracts and reserves)	107	—	—	107

TOTAL	552	46	399	107

Reconciliation for Plan Assets Measured at Fair Value Using Unobservable Inputs (Level 3)

For plan assets measured at fair value using significant unobservable inputs (Level 3), the reconciliation between January 1, 2018 and December 31, 2018 is presented as follows:

Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2018	107
Contributions (employer and employee)	12
Actual return on plan assets	(1)
Net benefit payments (b)	5
Settlements	(4)
Foreign currency translation adjustment	(2)

December 31, 2018	117

(b)	Net cash flows between benefits paid from the insurance contracts and benefits transferred into the insurance contracts by employees.

For plan assets measured at fair value using significant unobservable inputs (Level 3), the reconciliation between January 1, 2017 and December 31, 2017 is presented as follows:

Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2017	96
Contributions (employer and employee)	12
Actual return on plan assets	(2)
Net benefit payments (b)	4
Settlements	(8)
Foreign currency translation adjustment	5

December 31, 2017	107

(b)	Net cash flows between benefits paid from the insurance contracts and benefits transferred into the insurance contracts by employees.

Estimated Future Benefit Payments

The Company’s estimated future benefit payments as of December 31, 2018 are as follows:

Years	Pension Benefits	Other Long-term Benefits
2019	47	5
2020	25	8
2021	37	3
2022	34	4
2023	45	5
From 2024 to 2026	260	29